Cover	Sep. 10, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2026
Entity File Number	001-42377
Entity Registrant Name	Aldel Financial II Inc.
Entity Central Index Key	0002031561
Entity Tax Identification Number	98-1800702
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	104 S. Walnut Street
Entity Address, Address Line Two	Unit 1A
Entity Address, City or Town	Itasca
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60143
City Area Code	847
Local Phone Number	791 6817
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	ALDF
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	ALDF.W
Security Exchange Name	NASDAQ
Units
Document Information [Line Items]
Title of 12(b) Security	Units
Trading Symbol	ALDF.U
Security Exchange Name	NASDAQ